Commitments and Contingencies (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 23, 2026	Dec. 19, 2025	Nov. 21, 2024	Mar. 31, 2026	Dec. 31, 2025	Apr. 22, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 25, 2023	Jan. 24, 2023
Deferred bonuses outstanding amount				$ 100,000	$ 100,000
Deposits payment			$ 3,000,000.0
Cash obligation				3,000,000.0	$ 3,000,000.0
Contingency record					The Company currently considers an adverse outcome reasonably possible but not probable. The estimated range of loss is $0 to $7.8 million. Accordingly, no accrual has been recorded for this contingency beyond the $3.0 million already reflected in the financial statements.
Cash payments	$ 3,000,000.0
Loss contingency, damages sought, value	3,000,000.0
Loss contingency				0
Stockholders equity				6,725,281	$ 8,235,908		$ (16,949,407)	$ (12,288,014)	$ 34,355,311
Share price										$ 25.00	$ 40.00
Maximum [Member]
Loss contingency	$ 7,800,000
Minimum [Member]
Stockholders equity				$ 2,500,000	$ 2,500,000
Share price				$ 1.00		$ 1.00
Common Class A [Member]
Number of share issued		125,000